Statements of Stockholders Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	Common Stock Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 12,000	$ 421	$ 7,351,257			$ (7,387,803)	$ (24,125)
Balance, shares at Dec. 31, 2015	12,000,000	420,642
Reverse Merger	$ (12,000)		(7,418,178)			7,363,678	(66,500)
Reverse Merger, shares	(12,000,000)
Common stock issued for receivership		$ 132,893	19,801,107				19,934,000
Common stock issued for receivership, shares		132,893,334
Common stock issued for debt		$ 1,330	166,250				167,580
Common stock issued for debt, shares		1,330,000
Common stock issued for service		$ 3,000	237,000	560,000			800,000
Common stock issued for service, shares		3,000,000
Common stock sold for cash				25,000			25,000
Common stock sold for cash, shares
Net Loss						(20,956,674)	(20,956,674)
Balance at Dec. 31, 2016		$ 137,644	20,137,436	585,000		(20,980,799)	(120,719)
Balance, shares at Dec. 31, 2016		137,643,976
Common stock issued for service		$ 2,250	274,250				276,500
Common stock issued for service, shares		2,250,000
Common stock sold for cash				257,500			257,500
Common stock issued for services to officers		$ 5,500	719,500				725,000
Common stock issued for services to officers, shares		5,500,000
Common stock cancelled		$ (50,000)	50,000
Common stock cancelled, shares		(50,000,000)
Fair value of warrants issued			1,005,000				1,005,000
Net Loss						(2,156,480)	(2,088,881)
Balance at Dec. 31, 2017		$ 95,394	22,186,186	842,500		(23,137,279)	54,400
Balance, shares at Dec. 31, 2017		95,393,976
Common stock issued for service		$ 11,123	1,476,331				1,487,454
Common stock issued for service, shares		11,123,334
Common stock sold for cash		$ 8,300	1,043,701	(817,500)			234,501
Common stock sold for cash, shares		8,300,009
Common stock issued for services to officers		$ 3,000	432,000				435,000
Common stock issued for services to officers, shares		3,000,000
Common stock cancelled
Common stock cancelled, shares
Fair value of warrants issued			2,624,801				2,624,801
Net Loss						(4,568,266)	(4,635,865)
Balance at Dec. 31, 2018		$ 117,817	$ 27,763,019	$ 25,000		$ (27,705,545)	$ 200,291
Balance, shares at Dec. 31, 2018		117,817,319